Income tax - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
Domestic	$ 0.0	$ 0.0
Foreign	2.5	13.0
Total	2.5	13.0
Deferred tax
Domestic	0.0	0.0
Foreign	(0.1)	20.0
Total	(0.1)	20.0
Total tax expense
Domestic	0.0	0.0
Foreign	2.4	33.0
Total tax expense	$ 2.4	$ 33.0	$ 16.6